Segments - Summarized Consolidated Financial Information by Segment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Reservation fee percentage	2.00%
Owned Hotels [Member]
Segment Reporting Information [Line Items]
Franchise fee percentage	4.50%
Management fee percentage	2.50%
Revenue from owned hotels	$ 71.5	$ 75.1	$ 68.4
Fee charged to owned hotels	$ 140.1	$ 145.8	$ 125.4
Owned Hotels [Member] | Prior to IPO [Member]
Segment Reporting Information [Line Items]
Franchise and management fee percentage prior to IPO			2.00%
Management fee prior to IPO			1.67%
Owned Hotels [Member] | Historical Aggregate Fees [Member]
Segment Reporting Information [Line Items]
Franchise and management fee percentage prior to IPO			2.00%
Trademark Rights [Member] | Owned Hotels [Member] | Prior to IPO [Member]
Segment Reporting Information [Line Items]
License fee percentage			0.33%